Pension And Postretirement Benefits (Amounts Recognized in Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Aug. 02, 2015	Aug. 03, 2014
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	$ 0	$ 7
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(20)	(12)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(233)	(170)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(253)	(175)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	0	1
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(30)	(29)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(362)	(359)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(392)	(388)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	$ 4	$ 5